Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Nexa Resources S.A.
Entity Incorporation, State or Country Code	N4
Title of 12(b) Security	Common shares, each with par value of US$1.00
Trading Symbol	NEXA
Security Exchange Name	NYSE
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	132,438,611
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001713930
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true